Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG GW&K Core Bond Fund

Supplement dated March 30, 2015 to the Prospectus,

dated February 12, 2015, as revised February 28, 2015, and

Statement of Additional Information, dated February 12, 2015, as revised February 28, 2015

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Core Bond Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”), dated February 12, 2015, as revised February 28, 2015, and Statement of Additional Information (the “SAI”), dated February 12, 2015, as revised February 28, 2015.

Effective as of the date of this Supplement, the Fund’s subadvisor, Gannett Welsh & Kotler, LLC, will change its name to GW&K Investment Management, LLC. Consequently, all references in the Prospectus and SAI to the Fund’s subadvisor should be read as references to GW&K Investment Management, LLC.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST299